Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2018
Business Acquisition [Line Items]
Cash, cash equivalents, restricted cash, and restricted cash equivalents, including disposal group and discontinued operations	$ 69,377	$ 21,228	$ 91,784	$ 29,312
Net working capital	33,064
Net cash provided by (used in) operating activities, continuing operations	(7,288)	(11,921)
Internal-use software development costs	(7,352)	$ (12,350)
The Credit Facility Mature On January 2028 | Revolver
Business Acquisition [Line Items]
Line of credit facility, maximum borrowing capacity					$ 50,000
Revolver | Revolver
Business Acquisition [Line Items]
Line of credit facility, maximum borrowing capacity					$ 35,000
Revolver | Revolver | Revolving Credit Facility
Business Acquisition [Line Items]
Debt instrument, unused borrowing capacity, amount	$ 9,157		$ 20,473